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                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED OCTOBER 18, 2005
                                       TO
             STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2005

This is a supplement to the Statement of Additional Information ("SAIs") for Class A variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement provides information in addition to that contained the SAIs dated May 1, 2005 for the contracts. This supplement should be read in its entirety and kept together with your SAI for future reference. If you would like another copy of the prospectus or SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

1.      DISTRIBUTION

The location of the home office of MetLife Investors Distribution Company is now 5 Park Plaza, Suite 1900, Irvine, CA 92614.

2.      CALCULATION OF PERFORMANCE INFORMATION

In the "CALCULATION OF PERFORMANCE INFORMATION" section, in the second sentence of the second paragraph under "Total Return," change "any applicable account fee" to "any applicable account fee or GWB rider charge". After the second sentence, add the following sentence: "For purposes of calculating performance information, the GWB rider charge is reflected as a percentage of account value."

In the first sentence of the second-to-last paragraph under "Total Return," following "will not reflect the deduction of a sales charge" add "or GWB rider charge".

3.      ANNUITY PROVISIONS

In the "ANNUITY PROVISIONS" section, in the first sentence of the second paragraph under "Variable Annuity," change "applicable premium taxes and account fee" to "applicable premium taxes, account fee, and prorated GWB rider charge, if any".

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

First MetLife Investors Insurance Company
200 Park Avenue
New York, NY 10166

Distributor:
MetLife Investors Distribution Company                   Telephone: 800-989-3752
5 Park Plaza, Suite 1900
Irvine, CA 92614

                                                                         Class A
                                                                    SUPP-SAI/NYA